Exhibit 99.1

NISSAN AUTO LEASE TRUST 2021-A

Servicer’s Report

Collection Period Start	1-Oct-21	Distribution Date	15-Nov-21
Collection Period End	31-Oct-21	30/360 Days	19
Beg. of Interest Period	26-Oct-21	Actual/360 Days	20
End of Interest Period	15-Nov-21

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,197,605,445.04	1,197,605,445.04	1,174,570,667.43	0.9807660
Total Securities		1,197,605,445.04	1,197,605,445.04	1,174,570,667.43	0.9807660
Class A-1 Notes	0.150000%	123,000,000.00	123,000,000.00	99,965,222.39	0.8127254
Class A-2a Notes	0.300000%	396,000,000.00	396,000,000.00	396,000,000.00	1.0000000
Class A-2b Notes	0.000000%	0.00	0.00	0.00	0.0000000
Class A-3 Notes	0.520000%	396,000,000.00	396,000,000.00	396,000,000.00	1.0000000
Class A-4 Notes	0.650000%	85,000,000.00	85,000,000.00	85,000,000.00	1.0000000
Certificates	0.000000%	197,605,445.04	197,605,445.04	197,605,445.04	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	23,034,777.61	10,250.00	187.2746147	0.0833333
Class A-2a Notes	0.00	62,700.00	0.0000000	0.1583333
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	108,680.00	0.0000000	0.2744444
Class A-4 Notes	0.00	29,159.72	0.0000000	0.3430555
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	23,034,777.61	210,789.72

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					14,282,887.50
Monthly Interest					5,555,691.45

Total Monthly Payments					19,838,578.95
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					1,352,610.34
Aggregate Sales Proceeds Advance					76,286.71

Total Advances					1,428,897.05
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					8,869,866.66
Excess Wear and Tear and Excess Mileage					0.00
Remaining Payoffs					0.00
Net Insurance Proceeds					2,488,180.64
Residual Value Surplus					6,762.01

Total Collections					32,632,285.31

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		31,739.00			1
Involuntary Repossession		—			—
Voluntary Repossession		77,024.00			2
Full Termination		—			—
Bankruptcty		—			—
Insurance Payoff			2,480,711.98		93
Customer Payoff				110,008.03	4
Grounding Dealer Payoff				8,606,674.67	308
Dealer Purchase				50,793.66	2

Total		108,763.00	2,480,711.98	8,767,476.36	410

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	53,900	1,386,918,866.06	7.00000%	1,197,605,445.04
Total Depreciation Received		(17,514,690.51)		(13,282,507.86)
Principal Amount of Gross Losses	(98)	(2,467,150.30)		(2,152,914.84)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	0	0.00		0.00
Scheduled Terminations	(318)	(8,750,449.47)		(7,599,354.91)

Pool Balance - End of Period	53,484	1,358,186,575.78		1,174,570,667.43
Remaining Pool Balance
Lease Payment				430,262,284.97
Residual Value				744,308,382.46

Total				1,174,570,667.43

NISSAN AUTO LEASE TRUST 2021-A Servicer’s Report

III. DISTRIBUTIONS

Total Collections	32,632,285.31
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	32,632,285.31
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	0.00
3. Reimbursement of Sales Proceeds Advance	0.00
4. Servicing Fee:
Servicing Fee Due	998,004.54
Servicing Fee Paid	998,004.54
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	998,004.54
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	10,250.00
Class A-1 Notes Monthly Interest Paid	10,250.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	62,700.00
Class A-2a Notes Monthly Interest Paid	62,700.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	108,680.00
Class A-3 Notes Monthly Interest Paid	108,680.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	29,159.72
Class A-4 Notes Monthly Interest Paid	29,159.72
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	210,789.72
Total Note and Certificate Monthly Interest Paid	210,789.72
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	31,423,491.05
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	23,034,777.61
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	23,034,777.61
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	8,388,713.44

NISSAN AUTO LEASE TRUST 2021-A Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			2,994,013.61
Required Reserve Account Amount			5,988,027.23
Beginning Reserve Account Balance			2,994,013.61
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			2,994,013.61
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			8,388,713.44
Gross Reserve Account Balance			11,382,727.05
Remaining Available Collections Released to Seller			5,394,699.82
Total Ending Reserve Account Balance			5,988,027.23

V. POOL STATISTICS

Weighted Average Remaining Maturity			23.03
Monthly Prepayment Speed			89%
Lifetime Prepayment Speed			89%

		$	units
Recoveries of Defaulted and Casualty Receivables		2,565,204.73
Securitization Value of Defaulted Receivables and Casualty Receivables		2,152,914.84	98
Aggregate Defaulted and Casualty Gain (Loss)		412,289.89
Pool Balance at Beginning of Collection Period		1,197,605,445.04
Net Loss Ratio
Current Collection Period		0.0344%
Preceding Collection Period		0.0000%
Second Preceding Collection Period		0.0000%
Third Preceding Collection Period		0.0000%
Cumulative Net Losses for all Periods		-0.0344%	(412,289.89)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.27%	3,178,580.76	140
61-90 Days Delinquent	0.00%	0.00	0
91-120 Days Delinquent	0.00%	0.00	0
More than 120 Days	0.00%	0.00	0

Total Delinquent Receivables:	0.27%	3,178,580.76	140

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.00%	0.00%
Preceding Collection Period		0.00%	0.00%
Second Preceding Collection Period		0.00%	0.00%
Third Preceding Collection Period		0.00%	0.00%
60 Day Delinquent Receivables		119,386.74
Delinquency Percentage		0.01%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		31,739.00	1
Securitization Value		24,976.99	1

Aggregate Residual Value Surplus (Loss)		6,762.01

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		31,739.00	1
Cumulative Securitization Value		24,976.99	1

Cumulative Residual Value Surplus (Loss)		6,762.01

Book Amount of Extensions		540,407.63
Number of Extensions		21

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			0.00
Reimbursement of Outstanding Advance			0.00
Additional Advances for current period			76,286.71

Ending Balance of Residual Advance			76,286.71

Beginning Balance of Payment Advance			0.00
Reimbursement of Outstanding Payment Advance			0.00
Additional Payment Advances for current period			1,352,610.34

Ending Balance of Payment Advance			1,352,610.34

NISSAN AUTO LEASE TRUST 2021-A Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO

VIII. CREDIT RISK RETENTION

On the Closing Date, Nissan Auto Leasing LLC II, the depositor, an affiliate of Nissan Motor Acceptance Company LLC (“NMAC”), the sponsor, retained a sufficient portion of the Certificates to satisfy the obligations of NMAC under the requirements of (a) the SEC’s credit risk retention rules 17 C.F.R. Part 246 (“Regulation RR”) and (b) the EU Retention Rules (as defined in the preliminary prospectus for the Notes dated October 20, 2021 (the “Preliminary Prospectus”)). The portion of Certificates being retained to satisfy the requirements of Regulation RR and the EU Retention Rules is referred to herein as the “Retained Interest.”

NMAC determined that the combined fair value of the Notes and Certificates was $1,233,952,678.00 as of the Closing Date, and that the fair value of the entire portion of the Certificates as of the Closing Date was $233,952,678.00, which is approximately 18.96% of the fair value of the Notes and the Certificates. The depositor retained all of the Certificates as of the Closing Date. The depositor is retaining a sufficient portion of the Certificates necessary to satisfy the requirements of Regulation RR, which will be greater than or equal to the 5.00% of the fair value of the Notes and Certificates required to comply with Regulation RR.

Although the actual interest rates on the Notes in some cases were not within the ranges of assumed interest rates, these differences and any other differences between the inputs and assumptions prior to sale of the Notes and at the closing of such sale, do not represent the aggregate material changes in the method or inputs and assumptions used by NMAC to calculate the fair value of the Notes and Certificates as of the Closing Date from the methods or inputs and assumptions used by NMAC to calculate the fair value prior to such sale as disclosed in the Preliminary Prospectus.

NMAC, as “originator” for the purposes of the EU Retention Rules, currently retains a material economic interest that is not less than 5% of the nominal value of the securitized exposures, in the form of retention of the first loss tranche in accordance with the text of option (d) of each Article 405(1) of the CRR (as defined in the Preliminary Prospectus) and Article 254(2) of the Solvency II Regulation (as defined in the Preliminary Propsectus), in each case as in effect on the Closing Date, by holding all the membership interest in the depositor, which in turn holds the Certificates representing at least 5% of the aggregate nominal value of the leases and related leased vehicles.

NMAC has not sold, hedged or otherwise mitigated its credit risk under or associated with the Retained Interest (and has not permitted the depositor or any of its other affiliates to sell, hedge or or otherwise mitigate its credit risk under or associated with the Retained Interest) except to the extent permitted in accordance with the EU Retention Rules or Regulation RR.